-COMMITMENTS/LEASES	12 Months Ended
Dec. 31, 2011
-COMMITMENTS/LEASES

NOTE I—COMMITMENTS/LEASES

The Company entered into a lease agreement on July 8, 2005 for office space.  The current lease agreement is in effect for 12 months.  Under this agreement the monthly fees are $350 per month.   The Company’s estimated future yearly minimum lease obligations are as follows:

Year	Amount
2012	$4,200
2012	$4,620
2013	$5,082
2014	$5,590
2015	$6,150
Total	$25,642

Total rent expense for 2011 and 2010 was $4,124 and $12,905 respectively.